Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.44%
Education Revenue Bonds — 16.19%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	$ 384,710
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	455,000	428,228
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	303,249
Series A 5.00% 7/1/34	150,000	144,795
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	377,784
Forest Lake, Minnesota Charter School Revenue
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	423,116
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	528,601
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.25% 6/1/42	250,000	237,048
(Hiawatha Academies Project) Series A 144A 5.00% 7/1/32 #	500,000	493,165
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	525,194
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	750,000	754,200
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	460,948
5.00% 10/1/35	555,000	584,537
(St. Catherine University) Series A 5.00% 10/1/35	565,000	590,787
(St. John's University) Series 8-I 5.00% 10/1/31	130,000	134,697
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	129,150
Series 8-G 5.00% 12/1/32	125,000	129,119
(University of St. Thomas)
4.00% 10/1/36	300,000	301,272
NQ-309 [5/23] 7/23 (2980407)    1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
5.00% 10/1/34	350,000	$ 381,384
5.00% 10/1/35	750,000	816,967
Series 7-U 4.00% 4/1/26	1,400,000	1,400,462
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	200,000	188,388
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	283,904
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	110,000	108,173
Series A 144A 5.25% 7/1/33 #	140,000	140,298
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	500,000	469,150
(Nova Classical Academy Project) Series A 4.00% 9/1/36	150,000	129,657
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	243,300
University of Minnesota
(State Supported Biomedical Science Research Facilities Funding Program) Series A 5.00% 8/1/36	200,000	240,748
		11,333,031
Electric Revenue Bonds — 6.25%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	262,377
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/28	250,000	259,885
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	510,380
Series A 5.00% 10/1/30	240,000	244,920
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/30	235,000	249,680
5.00% 1/1/31	350,000	364,721
Series A 5.00% 1/1/25	200,000	200,208
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	318,984
2    NQ-309 [5/23] 7/23 (2980407)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/29	500,000	$ 530,105
Series A 5.00% 12/1/31	575,000	608,448
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	375,000	385,808
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/30	425,000	438,171
		4,373,687
Healthcare Revenue Bonds — 34.60%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	255,328
Apple Valley Senior Living Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project) 4.00% 9/1/61	370,000	265,860
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	380,000	329,502
3rd Tier Series C 5.00% 1/1/32	400,000	307,140
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project) 4.50% 9/1/53	660,000	558,921
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	200,203
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	227,575
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	80,746
4.00% 9/1/39	100,000	74,151
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/38	400,000	334,140
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	474,950
NQ-309 [5/23] 7/23 (2980407)    3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(Benedictine Health System) Series A 4.00% 7/1/31	500,000	$ 454,935
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	779,250
Series A 5.00% 2/15/53	800,000	809,664
Series A 5.00% 2/15/58	1,810,000	1,827,304
Series A 5.25% 2/15/58	750,000	772,620
(St. Luke’s Hospital of Duluth Obligated Group) Series B 5.25% 6/15/47	500,000	508,320
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	265,577
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	153,334	149,697
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 5.00% 5/1/28	1,000,000	1,040,990
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	500,000	461,850
(North Memorial Health Care) 5.00% 9/1/31	320,000	327,750
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	1,250,000	1,200,662
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	513,260
Series A 5.00% 11/15/33	860,000	912,314
Series A 5.00% 11/15/34	500,000	512,640
Series A 5.00% 11/15/49	1,000,000	1,013,790
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	480,583
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	290,000	285,714
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,100,000	3,172,044
Series B 5.00% 11/15/36	150,000	176,661
4    NQ-309 [5/23] 7/23 (2980407)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	$ 481,839
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.00% 9/1/34	165,000	166,553
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	240,000	233,647
Series A 5.00% 5/1/46	235,000	238,137
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,284,614
(Episcopal Homes Project) 5.00% 5/1/33	500,000	465,135
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(HealthPartners Obligated Group Project) Series A 5.00% 7/1/33	965,000	992,039
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	125,571
5.00% 8/1/35	150,000	150,338
5.00% 8/1/54	375,000	343,522
West St. Paul, Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	490,915
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	476,035
		24,222,486
Housing Revenue Bonds — 0.68%
Minnesota Housing Finance Agency Residential Housing Finance
Series I 2.00% 7/1/40	275,000	202,172
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	274,070
		476,242
NQ-309 [5/23] 7/23 (2980407)    5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bond — 1.86%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 #	1,385,000	$ 1,306,194
		1,306,194
Lease Revenue Bonds — 1.32%
Hibbing Independent School District No. 701
Series A 3.00% 3/1/41	250,000	206,620
Minnesota General Fund Revenue
Series A 5.00% 6/1/43	715,000	715,772
		922,392
Local General Obligation Bond — 0.92%
North St Paul-Maplewood-Oakdale Independent School District No. 622
Series A 4.00% 2/1/32	600,000	642,048
		642,048
Local General Obligation Bonds — 20.13%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	500,000	418,505
Bloomington Independent School District No. 271
(School District Credit Enhancement Program) Series A 2.00% 2/1/27	350,000	327,264
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	130,000	128,878
Series A 4.00% 2/1/42	320,000	315,862
Series A 4.00% 2/1/43	275,000	271,656
City of Lakeville Minnesota
Series A 4.00% 2/1/24	500,000	502,295
City of Maple Grove Minnesota
Series A 4.00% 2/1/35	210,000	222,585
City of Minneapolis
(Green Bonds) 3.00% 12/1/42	600,000	506,322
Duluth General Obligation Improvement
(DECC Improvement) Series A 5.00% 2/1/30	250,000	261,243
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	415,000	360,162
6    NQ-309 [5/23] 7/23 (2980407)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County
Series A 5.00% 12/1/36	1,500,000	$ 1,578,120
Series A 5.00% 12/1/38	1,055,000	1,129,873
Series C 5.00% 12/1/30	1,400,000	1,481,438
Lakeville Independent School District No. 194
(Minnesota School District Credit Enhancement Program) Series B 4.00% 2/1/28	1,475,000	1,545,534
Marshall General Obligation Improvement
Series B 4.00% 4/1/28	275,000	288,676
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area) Series C 4.00% 3/1/43	175,000	175,828
Minneapolis Special School District No. 1
Series B 4.00% 2/1/39	1,360,000	1,366,569
Series B 5.00% 2/1/40	500,000	554,820
Plymouth General Obligation Improvement
Series A 3.00% 2/1/32	200,000	200,382
St. Cloud General Obligation Tax Abatement
Series C 3.00% 10/1/32	425,000	419,637
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	521,965
Virginia Minnesota
(General Obligation Sales Tax Revenue) Series A 4.00% 2/1/38 (AGM)	1,000,000	1,007,440
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	600,000	505,920
		14,090,974
Pre-Refunded/Escrowed to Maturity Bonds — 0.42%
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	171,948
Series A 5.00% 11/15/30-25 §	120,000	125,053
		297,001
Special Tax Revenue Bonds — 3.27%
Commonwealth of Puerto Rico
2.647% 11/1/43 •	405,244	198,063
NQ-309 [5/23] 7/23 (2980407)    7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	150,000	$ 152,688
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	791,986
Series A-1 4.62% 7/1/46 ^	530,000	143,227
Series A-1 4.75% 7/1/53	655,000	607,349
Series A-1 5.216% 7/1/51 ^	289,000	57,554
Series A-2 4.536% 7/1/53	378,000	338,333
		2,289,200
State General Obligation Bonds — 7.84%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	179,773	150,576
Series A-1 5.625% 7/1/27	104,000	108,826
Minnesota State
Series A 5.00% 9/1/31	1,750,000	2,052,627
Series A 5.00% 8/1/33	285,000	316,789
Series A 5.00% 8/1/34	1,000,000	1,107,540
Series D 5.00% 8/1/26	1,400,000	1,486,716
Series D 5.00% 8/1/27	250,000	265,095
		5,488,169
Transportation Revenue Bonds — 4.26%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Private Activity) Series B 5.00% 1/1/39 (AMT)	715,000	744,372
(Subordinate)
Series A 5.00% 1/1/44	1,000,000	1,053,740
Series B 5.00% 1/1/31 (AMT)	160,000	171,595
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	250,000	252,948
Series A 4.00% 8/1/27	400,000	405,204
Series A 4.00% 8/1/28	350,000	355,663
		2,983,522
8    NQ-309 [5/23] 7/23 (2980407)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 1.70%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	$ 587,538
Series C 4.00% 3/1/32	585,000	606,212
		1,193,750
Total Municipal Bonds (cost $71,434,733)		69,618,696
Total Value of Securities—99.44% (cost $71,434,733)		69,618,696

Receivables and Other Assets Net of Liabilities—0.56%		390,846
Net Assets Applicable to 7,028,656 Shares Outstanding—100.00%		$70,009,542
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $2,522,780, which represents 3.60% of the Fund's net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
NQ-309 [5/23] 7/23 (2980407)    9

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
Summary of abbreviations: (continued)
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
USD – US Dollar
10    NQ-309 [5/23] 7/23 (2980407)